REVENUES (Tables)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Transportation and Terminaling Segment
Terminaling	$29,410	$32,169	$56,461	$62,847
Pipeline	19,217	15,679	37,706	31,577
Other	12,506	9,442	24,637	18,492
Total	61,133	57,290	118,804	112,916
Storage Segment
Storage	6,966	5,726	14,035	11,264
Total	6,966	5,726	14,035	11,264
Total Revenue	$68,099	$63,016	$132,839	$124,180

Schedule of Future Minimum Volume Commitments to be received [Table Text Block]

2018	$109,855
2019	221,024
2020	222,050
2021	221,758
2022	138,674
Thereafter	483,752
Total MVC payments to be received	$1,397,113